COMMITMENTS AND CONTINGENT LIABILITIES - Schedule of Annual Purchase Commitments Under Contracts (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 4,722
2026	2,010
Total	$ 6,732